Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Master Trust's Investments Measured at Fair Value on A Recurring Basis

The following tables present information about the Master Trust’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024, including the fair value measurements and the levels of inputs used in determining those fair values.

	Assets at Fair Value Measurements as of December 31, 2025
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Cash, Cash Equivalents and Short-Term Investments	$80,221	$80,221	$—	$—
Common Stock of Public Service Enterprise Group Incorporated*	275,664	275,664	—	—
Mutual Funds	715,936	715,936	—	—
Collective Investment Trusts	2,720,750	2,720,750	—	—
Fixed Income Securities	208,141	(11)	208,152	—
Fidelity BrokerageLink	314,391	302,661	11,730	—
Total Investment in Master Trust, at fair value	$4,315,103	$4,095,221	$219,882	$—

	Assets at Fair Value Measurements as of December 31, 2024
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Cash, Cash Equivalents and Short-Term Investments	$75,295	$75,295	$—	$—
Common Stock of Public Service Enterprise Group Incorporated*	306,730	306,730	—	—
Mutual Funds	701,953	701,953	—	—
Collective Investment Trusts	2,324,876	2,324,876	—	—
Fixed Income Securities	181,783	(129)	181,912	—
Fidelity BrokerageLink	272,072	258,217	13,855	—
Total Investment in Master Trust, at fair value	$3,862,709	$3,666,942	$195,767	$—

(A) The Plan's policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the year ended December 31, 2025, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the periods presented.

* Permitted party-in-interest transactions.